MINING INTERESTS AND PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
MINING INTERESTS AND PLANT AND EQUIPMENT
18. MINING INTERESTS AND PLANT AND EQUIPMENT

Year ended December 31, 2017	Depletable	Non depletable	Total Mining Interest	Plant and equipment	Total
Cost
At January 1, 2017	$692,430	$135,834	$828,264	$298,925	$1,127,189
Additions, including transfer from construction in progress	95,643	212	95,855	69,755	165,610
Construction in progress, net of transfers to plant and equipment	—	—	—	1,405	1,405
Fair value of shares issued for IBA, amortized over life of mine (note 24(a))	10,686	—	10,686	—	10,686
Change in environmental closure assets (estimate and discount rate)	8,109	30	8,139	—	8,139
Disposals	(208)	(30,199)	(30,407)	(18,196)	(48,603)
Foreign currency translation	57,725	10,408	68,133	23,682	91,815
Cost at December 31, 2017	$864,385	$116,285	$980,670	$375,571	$1,356,241
Accumulated depreciation and depletion
At January 1, 2017	$95,410	$—	$95,410	$55,735	$151,145
Depreciation	140	—	140	42,201	42,341
Depletion	108,403	—	108,403	—	108,403
Disposals	(338)	—	(338)	(9,861)	(10,199)
Foreign currency translation	9,825	—	9,825	5,417	15,242
Accumulated depreciation and depletion at December 31, 2017	$213,440	$—	$213,440	$93,492	$306,932
Carrying value at December 31, 2017	$650,945	$116,285	$767,230	$282,079	$1,049,309

Year ended December 31, 2016	Depletable	Non depletable	Total Mining Interest	Plant and equipment	Total
Cost
At January 1, 2016	$198,162	$41,530	$239,692	$121,325	$361,017
Additions, including transfer from construction in progress	58,007	216	58,223	27,587	85,810
Construction in progress, net of transfers to plant and equipment	—	—	—	3,748	3,748
Buyback of royalty	30,669	—	30,669	—	30,669
Acquisition of St Andrew Goldfields note 7(b)	44,007	—	44,007	50,245	94,252
Acquisition of Newmarket Gold note 7(a)	352,359	95,076	447,435	102,140	549,575
Change in environmental closure assets (estimate and discount rate)	10,366	44	10,410	—	10,410
Disposals	(130)	—	(130)	(9,523)	(9,653)
Foreign currency translation	(1,010)	(1,032)	(2,042)	3,403	1,361
Cost at December 31, 2016	$692,430	$135,834	$828,264	$298,925	$1,127,189
Accumulated depreciation and depletion
At January 1, 2016	$58,054	$—	$58,054	$41,866	$99,920
Depreciation	—	—	—	20,287	20,287
Depletion	36,079	—	36,079	—	36,079
Disposals	(130)	—	(130)	(7,597)	(7,727)
Foreign currency translation	1,406	—	1,406	1,179	2,585
Accumulated depreciation and depletion at December 31, 2016	$95,410	$—	$95,410	$55,735	$151,145
Carrying value at December 31, 2016	$597,020	$135,834	$732,854	$243,190	$976,044

Mining Interests
Depletable mining interests at December 31, 2017 and 2016 includes carrying value of the assets for the producing mines in Canada for $303,210 and $257,508, respectively (Macassa Mine and Holt Complex and related mills, with the Holt complex acquired in January 26, 2016) and Australia for $347,735 and $339,512, respectively (Fosterville and Cosmo mines (in the Northern Territory) and respective mills, acquired on November 30, 2016), with the remainder of the change from the date of acquisition due to foreign exchange impact.
Non-depletable mining interests at December 31, 2017 and 2016 includes $46,245 and $43,026, respectively for the carrying value of previously acquired interest in exploration properties around the Company’s Macassa Mine in Canada, with the change in value related primarily to impact of foreign exchange; and $70,234 and $92,807, respectively for the carrying value of various acquired exploration properties in Australia, with the remainder of the change from the date of acquisition due to foreign exchange impact.
On November 3, 2016, the Company acquired 1% of the 2.5% net smelter return royalty on the Macassa property from Franco‑Nevada Canada Holdings Corp. for a cash payment of $30,669.
Plant and Equipment
Plant and equipment at December 31, 2017, includes $1,405 of construction in progress (December 31, 2016 - $3,748). Plant and equipment also includes costs of $72,307 (December 31, 2016 - $47,635) and accumulated depreciation of $17,883 (December 31, 2016 - $10,682) related to capital equipment and vehicles under finance leases (note 20).

During the year ended December 31, 2017 the Company disposed of certain old equipment for cash proceeds of $1,621 and recognized a loss of $992 (year ended December 31, 2016 – proceeds of $749 and loss of $1,926).

Disclosure of detailed information about property, plant and equipment
The significant classes of depreciable plant and equipment and their estimated useful lives are as follows:

Category	Rates
Mill and related infrastructure	Life of mine
Vehicles and mobile equipment	3-5 years
Office equipment	5 years
Computer equipment	3 years

Year ended December 31, 2017	Depletable	Non depletable	Total Mining Interest	Plant and equipment	Total
Cost
At January 1, 2017	$692,430	$135,834	$828,264	$298,925	$1,127,189
Additions, including transfer from construction in progress	95,643	212	95,855	69,755	165,610
Construction in progress, net of transfers to plant and equipment	—	—	—	1,405	1,405
Fair value of shares issued for IBA, amortized over life of mine (note 24(a))	10,686	—	10,686	—	10,686
Change in environmental closure assets (estimate and discount rate)	8,109	30	8,139	—	8,139
Disposals	(208)	(30,199)	(30,407)	(18,196)	(48,603)
Foreign currency translation	57,725	10,408	68,133	23,682	91,815
Cost at December 31, 2017	$864,385	$116,285	$980,670	$375,571	$1,356,241
Accumulated depreciation and depletion
At January 1, 2017	$95,410	$—	$95,410	$55,735	$151,145
Depreciation	140	—	140	42,201	42,341
Depletion	108,403	—	108,403	—	108,403
Disposals	(338)	—	(338)	(9,861)	(10,199)
Foreign currency translation	9,825	—	9,825	5,417	15,242
Accumulated depreciation and depletion at December 31, 2017	$213,440	$—	$213,440	$93,492	$306,932
Carrying value at December 31, 2017	$650,945	$116,285	$767,230	$282,079	$1,049,309

Year ended December 31, 2016	Depletable	Non depletable	Total Mining Interest	Plant and equipment	Total
Cost
At January 1, 2016	$198,162	$41,530	$239,692	$121,325	$361,017
Additions, including transfer from construction in progress	58,007	216	58,223	27,587	85,810
Construction in progress, net of transfers to plant and equipment	—	—	—	3,748	3,748
Buyback of royalty	30,669	—	30,669	—	30,669
Acquisition of St Andrew Goldfields note 7(b)	44,007	—	44,007	50,245	94,252
Acquisition of Newmarket Gold note 7(a)	352,359	95,076	447,435	102,140	549,575
Change in environmental closure assets (estimate and discount rate)	10,366	44	10,410	—	10,410
Disposals	(130)	—	(130)	(9,523)	(9,653)
Foreign currency translation	(1,010)	(1,032)	(2,042)	3,403	1,361
Cost at December 31, 2016	$692,430	$135,834	$828,264	$298,925	$1,127,189
Accumulated depreciation and depletion
At January 1, 2016	$58,054	$—	$58,054	$41,866	$99,920
Depreciation	—	—	—	20,287	20,287
Depletion	36,079	—	36,079	—	36,079
Disposals	(130)	—	(130)	(7,597)	(7,727)
Foreign currency translation	1,406	—	1,406	1,179	2,585
Accumulated depreciation and depletion at December 31, 2016	$95,410	$—	$95,410	$55,735	$151,145
Carrying value at December 31, 2016	$597,020	$135,834	$732,854	$243,190	$976,044